CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 620	¥ 4,262	¥ 3,475
Restricted cash	91	622	481
Equity securities with readily determinable fair value	13	89	130
Accounts receivable, net of allowance of RMB10 and RMB17 as of December 31, 2017 and 2018, respectively	28	195	163
Loan receivables	14	94	381
Amounts due from related parties	25	176	118
Prepaid rent	139	955	660
Inventories	6	41	24
Other current assets	78	540	329
Total current assets	1,014	6,974	5,761
Property and equipment, net	730	5,018	4,523
Intangible assets, net	267	1,834	1,644
Land use rights, net	32	220	140
Long-term investments, including marketable securities measured at fair value of RMB907 and RMB4,022 as of December 31, 2017 and 2018, respectively	895	6,152	2,362
Goodwill	383	2,630	2,265
Loan receivables	27	189	42
Other assets	69	471	365
Deferred tax assets	73	505	406
Total assets	3,490	23,993	17,508
Current liabilities:
Short-term debt	138	948	131
Accounts payable	129	890	766
Amounts due to related parties	11	75	37
Salary and welfare payables	76	521	427
Deferred revenue	146	1,005	943
Accrued expenses and other current liabilities	233	1,607	1,249
Dividends payable	96	658
Income tax payable	39	265	218
Total current liabilities	868	5,969	3,771
Long-term debt	1,282	8,812	4,922
Deferred rent	219	1,507	1,380
Deferred revenue	67	458	398
Other long-term liabilities	66	453	381
Deferred tax liabilities	69	475	422
Total liabilities	2,571	17,674	11,274
Commitments and contingencies (Note 20)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 294,040,234 and 296,597,888 shares issued as of December 31, 2017 and 2018, and 280,518,358 and 283,076,012 shares outstanding as of December 31, 2017 and 2018, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2017 and 2018, respectively)	(16)	(107)	(107)
Additional paid-in capital	540	3,713	3,624
Retained earnings	380	2,610	2,513
Accumulated other comprehensive income (loss)	(6)	(42)	168
Total Huazhu Group Limited shareholders' equity	898	6,174	6,198
Noncontrolling interest	21	145	36
Total equity	919	6,319	6,234
Total liabilities and equity	$ 3,490	¥ 23,993	¥ 17,508